Acquisitions and Disposals	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Acquisitions and Disposals
4.	ACQUISITIONS AND DISPOSALS

For the year ended December 31, 2012

Acquisition of CAH

As a part of the Group’s business expansion strategy to expand into hospital services in the PRC, on June 21, 2012, the Company, through its wholly owned subsidiaries MSC and Cyber, purchased 52% equity interest of CAH, a private general hospital located in the City of Xi’an, through capital injection into CAH, for a total cash consideration of RMB248,784. The cash consideration was net of the pre-existing receivables of RMB128,573, which were effectively settled between the Group and CAH upon acquisition and pre-existing favorable agreements to the Company with a fair value of RMB1,248.

RMB
Purchase consideration	378,605
Cash	248,784
Pre-existing receivables from CAH	128,573
Pre-existing favorable agreements	1,248

RMB
Purchase consideration	378,605
Current assets	72,188
Indemnification assets	61,706
Intangible assets	40,000
Other long lived assets (excluding intangible assets)	421,598
Current liabilities	(186,484)
Unrecognized tax benefits, non current	(61,706)
Non-current liabilities	(56,439)
Deferred tax assets	17,299
Deferred tax liabilities	(26,263)

Total net assets	281,899
Noncontrolling interests	(196,179)
Goodwill	292,885

There were pre-existing agreements between the Group and CAH as at the acquisition date. There were no terms of settlement provision in these agreements. The Group recognized a gain from the settlement of these pre-existing agreements with its acquisition date fair value and concurrently adjusted the consideration of the business combination by RMB1,248. The gain from the settlement of the pre-existing agreements was recorded in the “other operating income” in the consolidated statements of comprehensive income.

As at the acquisition date, the Group had outstanding balances due from CAH of RMB128,573. Meanwhile, CAH had the corresponding RMB128,573 payables to the Group. The consideration transferred for the business combination was adjusted by the previously recognized amount which was effectively settled upon acquisition and there was no impact to the consolidated statements of comprehensive income or goodwill account.

The valuation used in the purchase price allocation described above was determined by the Company with the assistance of an independent third party valuation firm. The valuation report utilizes and considers generally accepted valuation methodologies including the income, market and cost approaches.

The Company has evaluated the fair value of the acquired intangible assets and has assigned the following value and the estimated useful lives to those intangible assets: medical insurance coverage qualification of RMB30,000 with a 10-year estimated useful life, which is based on CAH’s remaining business license period and radiotherapy permits of RMB10,000 with a 7-year estimated useful life, which is based on the remaining estimated useful lives of radiotherapy equipment.

Pursuant to the terms of the acquisition, New Chang’an, the sole shareholder of CAH before the acquisition and noncontrolling shareholder after the acquisition, made an undertaking that it would be responsible for tax liabilities of CAH arising from the period before the acquisition. Such indemnification assets were recognized at the same time that the Group recognized the indemnified item of tax liabilities, measured on the same basis as such liabilities, subject to the need for a valuation allowance for uncollectible amounts.

The tax liabilities, related to uncertain tax positions in CAH up to the acquisition date, amounted to RMB61,706, mainly arising from the deductibility of certain losses claimed in the previous tax filings. In March 2013, CAH submitted documentation related to claims amounting to RMB174,576 (tax effected amount of RMB43,644) to the local tax bureau with respect to losses incurred in 2011 prior to acquisition. As of December 31, 2013, the local tax bureau has accepted the claim stated in the application and approved RMB with the remaining RMB pending approval. Accordingly, the indemnification assets decreased to RMB59,518 as at December 31, 2013.

Based on the acquisition agreement, a “Put Option” was issued by New Chang’an pursuant to which the Company could put all its equity interests in CAH to New Chang’an with a consideration which should be not less than the original cost, including the consideration of the acquisition of WHT in 2010. This Put Option will expire after 39 months from the date on which the Company legally becomes a shareholder of CAH. Although the Put Option is an embedded feature, the Put Option is not able to be net settled to qualify as a derivative in accordance with ASC815-10-15-83, therefore the Put Option was not bifurcated.

The goodwill which is not tax deductible is primarily attributable to synergies expected to be achieved from the acquisition. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired, the liabilities assumed and the noncontrolling interest. The goodwill arising from the acquisition of CAH was assigned to the hospital segment and there was no impairment in the amount of goodwill resulting from the acquisition of CAH.

The Group derived the fair value of the acquired business as a whole, which included a control premium and subtract the consideration transferred by the Group for the controlling interest to identify the fair value of the noncontrolling interest. There were no significant acquisition related costs.

For the year ended December 31, 2014

Disposal of CAH and WHT

In 2014, the Group decided to exercise the Put Option and to sell CAH and WHT to New Chang’an. On December 3, 2014, the Group entered into a share transfer agreement with Datang Healthcare Corporation Limited (“Datang”), a related company of New Chang’an and independent of the Group, pursuant to which, the Group sold and Datang acquired, the Group’s 52% equity interests in CAH and WHT at a consideration of RMB248,311(US$40,020) and RMB149,612(US$24,114), respectively. The disposal was completed on December 18, 2014. The Group received RMB317,470(US$51,167) and RMB80,453(US$12,967) of the consideration in December 2014 and January 2015, respectively.

The disposal of CAH and WHT represent a strategic shift that has a major effect on the Group’s operations and financial results. According to ASU2014-08, the financial results of CAH and WHT have been accounted for as discontinued operations whereby the results of operations of CAH and WHT have been excluded from the results of continuing operations and reported as discontinued operations for all periods presented.

The breakdown of assets and liabilities attributed to discontinued operations as of December 18, 2014 (the date of disposal), are as follows:

	RMB	US$
Current assets	122,280	19,708
Property, plant and equipment, net	620,883	100,068
Goodwill	292,885	47,204
Acquired intangible assets, net	28,929	4,663
Prepaid land lease payments	85,061	13,710
Indemnification assets, non-current portion	59,518	9,593
Loan to a non-controlling shareholder	72,609	11,702
Other non-current assets	40,651	6,552
Current liabilities	(483,969)	(78,002)
Non-current liabilities	(175,041)	(28,211)
Non-controlling interests	(304,370)	(49,056)

Net assets disposed	359,436	57,931

As a result of the disposal, the Group recognized a gain on the disposal of CAH and WHT of RMB38,487(US$6,203) as summarized below:

	RMB	US$
Consideration	397,923	64,134
Disposition of net assets	359,436	57,931

Gain on disposal of CAH and WHT	38,487	6,203

Reconciliation of the major line items of CAH and WHT to net income from discontinued operations that are presented in the consolidated statement of comprehensive income is as follows:

	For the years ended December 31
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Revenues	206,698	417,511	489,787	78,939
Cost of revenues	(172,681)	(369,295)	(435,785)	(70,236)
Selling, general and administrative expenses	(10,648)	(23,782)	(20,210)	(3,257)
Interest expense	(3,804)	(10,143)	(11,519)	(1,857)
Other (expenses) income	(4,035)	8,517	10,259	1,654
Gain on disposal	—	—	38,487	6,203
Income tax expense	(7,936)	(12,043)	(45,543)	(7,340)

Net income from discontinued operations	7,594	10,765	25,476	4,106

Net income (loss) attributable to noncontrolling interests	5,741	6,625	(4,291)	(692)
Net income attributable to ordinary shareholders	1,853	4,140	29,767	4,798

The following table summarizes cash flows from discontinued operations for the periods presented:

	For the Years Ended December 31
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Net cash generated from operating activities	93,136	85,867	61,372	9,891
Net cash used in investing activities	(109,126)	(46,461)	(43,420)	(6,998)
Net cash (used in) generated from financing activities	(5,467)	(38,153)	10,627	1,713
Cash acquired in acquisition of CAH in 2012	28,939	—	—	—

Net increase in cash	7,482	1,253	28,579	4,606
Cash at beginning of the year	13	7,495	8,748	1,410

Cash at end of the year	7,495	8,748	37,327	6,016